SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Allowance for doubtful debts	$ 116	$ 57
Advertising costs	130	89	88
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	25,819,039	24,529,883	13,603,600
Total revenue [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	67.00%	52.00%	60.00%
Total revenue [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	38.00%	42.00%	49.00%
Accounts receivable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	65.00%	37.00%	45.00%
United States [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	288
Europe, Japan and Israel [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	10,444
Stock Options [Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	150,000	150,000	210,000
Shares Issuable upon Conversion of Convertible Notes Payable to Related Party[Member]
Accounting Policies [Line Items]
Number of shares of common stock attributable to potentially dilutive securities which were excluded from the calculation of diluted income (loss) per share	25,669,039	24,379,883	13,393,600
Minimum [Member]
Accounting Policies [Line Items]
Ownership interest	20.00%
Maximum [Member]
Accounting Policies [Line Items]
Ownership interest	50.00%
FDIC Insured amount	250
Equipment and facilities [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Equipment and facilities [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Internal-use software [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful life	7 years
Certificate of deposit [Member]
Accounting Policies [Line Items]
Restricted cash		3,500
Cash collateral for outstanding letters of credit [Member]
Accounting Policies [Line Items]
Restricted cash	274	285
Cash Restricted For Payments To Local Tax Authorities [Member]
Accounting Policies [Line Items]
Restricted cash	$ 4,485	$ 3,211